Credit risk concentrations	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Credit risk concentrations
Note 7: Credit risk concentrations

Concentrations of credit risk in the lending and off-balance sheet credit-related arrangements portfolios arise when a number of customers are engaged in similar business activities, are in the same geographic region, or when they have similar economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic conditions. The Bank regularly monitors various segments of its credit risk portfolio to assess potential concentrations of risks and to obtain collateral when deemed necessary. In the Bank's commercial portfolio, risk concentrations are evaluated primarily by industry and by geographic region of loan origination. In the consumer portfolio, concentrations are evaluated primarily by products. Credit exposures include loans, guarantees and acceptances, letters of credit and commitments for undrawn lines of credit. Unconditionally cancellable credit cards and overdraft lines of credit are excluded from the tables below.

The following table summarizes the credit exposure of the Bank by geographic region. The exposure amounts disclosed below do not include accrued interest and are gross of allowances for credit losses and gross of collateral held.

	December 31, 2022				December 31, 2021
Geographic region	Cash and cash equivalents, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure	Cash and cash equivalents, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure
Belgium	2,641	—	—	2,641	8,675	—	—	8,675
Bermuda	40,671	1,920,467	243,904	2,205,042	46,683	2,080,385	297,731	2,424,799
Canada	1,216,876	—	—	1,216,876	1,193,387	—	—	1,193,387
Cayman	36,609	1,236,373	233,599	1,506,581	39,018	1,060,328	379,518	1,478,864
Germany	20,422	—	—	20,422	85,886	—	—	85,886
Guernsey	1	674,562	199,714	874,277	1	735,786	169,904	905,691
Ireland	26,597	—	—	26,597	37,236	—	—	37,236
Japan	13,071	—	—	13,071	4,873	—	—	4,873
Jersey	—	150,769	35,042	185,811	—	78,048	34,298	112,346
Norway	99,777	—	—	99,777	57,132	—	—	57,132
Switzerland	2,748	—	—	2,748	2,441	—	—	2,441
The Bahamas	1,521	7,510	—	9,031	1,511	9,361	—	10,872
United Kingdom	715,750	1,131,710	108,406	1,955,866	990,624	1,304,835	117,200	2,412,659
United States	865,671	—	—	865,671	1,003,365	—	—	1,003,365
Other	2,781	—	—	2,781	4,026	—	—	4,026
Total gross exposure	3,045,136	5,121,391	820,665	8,987,192	3,474,858	5,268,743	998,651	9,742,252